DELAWARE GROUP ADVISER FUNDS

Delaware Diversified Income Fund
(the "Fund")

Supplement to the Fund's Statement of Additional Information
dated February 28, 2008

The following replaces the section entitled "Portfolio Managers - Other Accounts" in the Fund's Statement of Additional Information:

Other Accounts
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of October 31, 2007. Any accounts managed in a personal capacity appear under "Other Accounts" along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter-end for which account statements are available.
	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Jeffrey S. Van Harte
Registered Investment Companies	18	$5.3 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	60	$9.9 billion	1	$667.0 million
Christopher J. Bonavico
Registered Investment Companies	19	$5.3 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	63	$9.9 billion	1	$667.0 million
Daniel J. Prislin
Registered Investment Companies	18	$5.3 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	60	$9.9 billion	1	$667.0 million
Christopher M. Ericksen
Registered Investment Companies	18	$5.2 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	56	$9.9 billion	1	$667.0 million
Paul Grillo
Registered Investment Companies	14	$4.3 billion	---	---
Other Pooled Investment Vehicles	3	$27.9 million	---	---
Other Accounts	29	$3.0 billion	---	---
Philip R. Perkins
Registered Investment Companies	6	$3.9 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	6	$1.2 billion	---	---
Thomas H. Chow
Registered Investment Companies	16	$5.8 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	3	$958.6 million	---	---
Roger A. Early
Registered Investment Companies	15	$3.0 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	19	$2.8 billion	---	---
Kevin P. Loome
Registered Investment Companies	20	$7.2 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	1	$8.0 million	---	---
Wen-Dar Chen
Registered Investment Companies	3	$3.3 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	1	$7,182	---	---
Victor Mostrowski
Registered Investment Companies	4	$3.3 billion	---	---
Other Pooled Investment Vehicles	---	---	---	---
Other Accounts	3	$908.0 million	---	---

The following replaces the section entitled "Portfolio Managers - Ownership of Securities" in the Fund's Statement of Additional Information:

Ownership of Securities
     As of October 31, 2007, the portfolio managers of Delaware Diversified Income Fund owned the following share amounts of the Fund.

Wen-Dar Chen	$0 - $10,000
Thomas H. Chow	none
Kevin P. Loome	none
Victor Mostrowski	none
Roger A. Early	none
Paul Grillo	$100,001 - $500,000
Philip R. Perkins	$10,001 - $50,000

As of October 31, 2007, the portfolio managers of Delaware U.S. Growth Fund and certain key personnel supporting the portfolio managers had invested collectively in excess of $15 million in the suite of products they manage, including in excess of $4 million in Delaware U.S. Growth Fund.

This Supplement is dated July 10, 2008.